US$ Warrants to purchase common shares (Tables)	12 Months Ended
Dec. 31, 2014
Warrants To Purchase Common Shares Tables
Summary of outstanding warrants to purchase common shares
		exercise
	# of US$	proceeds
	Warrants	received
Outstanding as at January 1, 2012
Issued in the 2012 Financings	4,502,821	-
US$ Warrants exercised in 2013	(846,700)	$1,064,222
Outstanding as at December 31, 2013	3,656,121	1,064,222
Activity in 2014:
US$ Warrants exercised in 2014	(2,057,852)	2,735,995
US$ Warrants expired in 2014	(1,598,269)	-
Outstanding as at December 31, 2014	-	$3,800,217